Notes Payable - Principal Maturities of Notes Payable (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Maturities of Long-term Debt [Abstract]
2018 (remaining)	$ 54
2019	0	$ 0
2020	1	1
2021	0	0
2022	700	700
Thereafter	0	0
Total Long Term Debt	$ 755	$ 767